                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type.

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1.  Name and address of issuer:  Massachusetts Mutual Variable Annuity
                                 Separate Account 3
                                 1295 State Street
                                 Springfield, MA 01111-0001

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2.  Name of each series or class of funds for which this notice is filed:

    Massachusetts Mutual Variable Annuity Separate Account 3 (segment related to Securities Act file number 33-83798)

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3.  Investment Company Act File Number:  811-8758

    Securities Act File Number:  33-83798

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4.  Last day of fiscal year for which this notice is filed:  December 31, 1996


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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration. [_]

    Not Applicable

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    Not Applicable

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

    Number of Securities:  0

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Number of Securities:  0
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9.  Number and aggregate sale price of securities sold during the fiscal year:

    Aggregate Sale Price:  $96,626,857
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Aggregate Sale Price:  $96,626,857
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

    Aggregate Sale Price:  $0
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12. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during the
           fiscal year in reliance on rule 24f-2 (from
           Item 10):
                                                                $ 96,626,857
                                                                 -------------

    (ii)   Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11, if
           applicable):
                                                                + 0
                                                                 -------------

    (iii)  Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):
                                                                - 7,209,578
                                                                 -------------

    (iv)   Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):
                                                                + 0
                                                                 -------------

    (v)    Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):
                                                                  89,417,279
                                                                 -------------

    (vi)   Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see Instruction C.6):
                                                                x 1/3300
                                                                 -------------

    (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]
                                                                  27,096.12
                                                                 =============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within
                60 days after the close of the issuer's fiscal
                year.  See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository.

    February 28, 1997

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                                       SIGNATURE
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*             /s/ Thomas F. English
                                     -----------------------------------------
                                     Thomas F. English
                                     Second Vice President and
                                     Associate General Counsel


Date February 28, 1997
    ------------------------

 *Please print the name and title of the signing officer below the signature.
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                                                 February 17, 1997

Securities and Exchange Commission
Document Control - Room 1004
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  Rule 24f-2 Notice
     File No. 33-83798

Ladies & Gentlemen:

Massachusetts Mutual Variable Annuity Separate Account 3 ("Separate Account 3") is a separate investment account established by Massachusetts Mutual Life Insurance Company ("MassMutual") on January 12, 1994 by the Executive Committee of MassMutual's Board of Directors in accordance with the provisions of Chapter 175 of the Massachusetts General Laws. Under Massachusetts law, both Separate Account 3 and MassMutual are subject to regulation by the Massachusetts Division of Insurance.

Separate Account 3 is preparing to file a Rule 24f-2 Notice (the "Notice") with the Commission pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, for the year ended December 31, 1996. As Attorney for MassMutual, I have acted as counsel to Separate Account 3. I am familiar with the action taken by the Board of Directors of MassMutual to authorize the issuance of Separate Account 3 contracts and have examined such documents as I deem necessary for the purpose of this opinion.

I assume that appropriate action has been taken to register or qualify the sale of the Securities under any applicable state or federal laws regulating offerings and sales of securities and that the notice will be timely filed. I also assume that Separate Account 3 or its authorized agent received the authorized payment of the Securities in accordance with the terms described in Separate Account 3's Securities and Exchange Commission

Securities and Exchange Commission
February 17, 1997
Page 2

Registration Statement on Form N-4 (File No. 33-83798) under the Securities Act of 1933.

Based on the foregoing I am of the opinion that the Securities were validly issued, fully paid and non-assessable.

I consent to this opinion accompanying the Notice when filed with the Commission.


Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Attorney